Cover Page	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	FREEDOM ACQUISITION I CORP.
Entity Central Index Key	0001838987
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false